Accounts Payable and Accrued Liabilities (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable	$ 3,612,000	$ 225,642
Accrued expenses	781,000	567,887
Accrued compensation and benefits	76,000	39,404
Total accounts payable and accrued expenses	$ 4,469,000	$ 832,933